SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 14,479,025	$ 13,363,646
Less: accumulated depreciation	(7,801,541)	(5,529,744)
Property, equipment and software, net	6,677,484	7,833,902
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	4,300,780	4,053,815
Electronic Equipment Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,281,359	2,222,712
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,081,589	1,111,450
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		39,738
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 5,815,297	$ 5,935,931